Equity (Schedule Of Changes In Pension Liability) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Equity Note [Line Items]
Net gain (loss) arising during period, before tax	¥ 25,126	¥ (26,465)	¥ (127,367)
Prior service cost arising during period , before tax	(178)	(173)	79
Amortization of net actuarial loss (gain)	32,917	33,883	24,492
Amortization of transition obligation	168	172	184
Amortization of prior service cost	(8,464)	(19,601)	(26,811)
Other	(187)	(2,278)	(637)
Change of pension liability adjustments during the year, before tax	49,382	(14,462)	(130,060)
Income tax expense related to pension liability adjustments	(12,924)	5,920	49,557
Other comprehensive income (loss)	¥ 36,458	¥ (8,542)	¥ (80,503)